CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,185	$ 1,474
Restricted Cash	1,505	1,452
Trade receivables (net of allowances for doubtful accounts $20 and $ 415 as of December 31, 2013 and 2012 respectively)	5,723	3,292
Inventories	4,352	6,736
Other current assets	3,092	3,555
Total current assets	15,857	16,509
SEVERANCE PAY FUND	3,535	3,090
PROPERTY AND EQUIPMENT, NET	253	268
Total assets	19,645	19,867
CURRENT LIABILITIES:
Short term bank credit, net	629	1,058
Short term loans		1,527
Trade payables	2,257	1,920
Employees and payroll accruals	2,109	1,996
Deferred revenues and advances from customers	1,305	2,970
Other accounts payable and accrued expenses	1,795	1,844
Total current liabilities	8,095	11,315
LONG-TERM LIABILITIES:
Deferred revenues	107	37
Accrued severance pay	3,944	3,518
Total long-term liabilities	4,051	3,555
Total liabilities	12,146	14,870
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2013 and 2012; 7,978,183 and 6,480,623 shares issued at December 31, 2013 and 2012, respectively; 7,947,340 and 6,449,780 shares outstanding at December 31, 2013 and 2012, respectively	335	251
Additional paid-in capital	65,791	61,470
Accumulated other comprehensive loss	(805)	(322)
Accumulated deficit	(57,822)	(56,402)
Total shareholders' equity	7,499	4,997
Total liabilities and shareholders' equity	$ 19,645	$ 19,867